Share-Based Compensation (Detail Textuals) $ in Thousands		12 Months Ended
	May 12, 2018 USD ($) share	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share	Dec. 31, 2017 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares subject to all awards			575,403
Number of options issued in exchange for options issued and outstanding				40,000
Number of options granted to certain employees	20,000	20,000	535,000
Exercise Price per Share | $				$ 8.76
Exercise price of common shares | $	$ 8.76
Aggregate fair value of options granted recognized as Share-based compensation expenses | $		$ 69	$ 2,876
Common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted to certain employees	20,000
Exercise price of common shares | $	$ 8.76
Number of options, surrendered for cancellation	20,000